SCHEDULE OF CONCENTRATION OF RISK (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		3.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		64.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	33.00%	23.00%
Suppliers AA [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.00%
Suppliers BB [Member]
Concentration Risk [Line Items]
Concentration risk percentage	82.00%	86.00%